LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

6     LONG-TERM INVESTMENTS, NET

Long-term investments consist of the following:

		December 31,
		2023	2024
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	11,992	11,992
Other equity investments without readily determinable fair values	(b)	15,000	15,000
Impairment of equity investments without readily determinable fair values		(4,000)	(14,390)
Total equity investments without readily determinable fair values, net		22,992	12,602
Equity method investments
Companies providing hockey program management		2,257	1,589
A company providing Internet product solutions	(c)	17,135	18,870
Impairment of equity method investments		(524)	(10,244)
Total equity method investments, net		18,868	10,215
Total long-term investments		41,860	22,817
(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of shares in the education company. The Company recognized impairment loss of nil, nil and RMB10,018 for the years ended December 31, 2022, 2023 and 2024, respectively.
(b)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized impairment loss of nil, RMB4,000 and RMB4,372 for the years ended December 31, 2022, 2023 and 2024, respectively.
(c)	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. The Company recognized impairment loss of nil, nil and RMB8,824 for the years ended December 31, 2022, 2023 and 2024, respectively.